RESTRICTED NET ASSETS OR PARENT COMPANY'S CONDENSED FINANCIAL STATEMENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	$ 4,466,233	$ 5,868,725	$ 5,679,977
Other general and administrative expenses	471,557	316,989	628,608
Total Operating Expenses	6,735,718	5,627,867	5,321,417
Income (loss) from Operations	(2,269,485)	240,858	358,560
Net income (loss)	(2,252,766)	253,893	299,364
Other comprehensive income (loss):
Foreign currency translation adjustments	94,694	251,919	(53,156)
MDJM
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue	0	0	0
Share of profit (loss) in subsidiaries	(2,245,718)	258,039	453,106
Other general and administrative expenses	(123,572)	(73,421)	(101,948)
Income (loss) from Operations	(2,369,290)	184,618	351,158
Interest income	6,852	55,125	26,719
Net income (loss)	(2,362,438)	239,743	377,877
Other comprehensive income (loss):
Foreign currency translation adjustments	100,461	242,787	(50,758)
Comprehensive Income (Loss)	$ (2,261,977)	$ 482,530	$ 327,119